UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 100.0%
Aerospace & Defense — 1.6%
474,281	United Technologies Corp.	$29,652,048

Audio & Visual Equipment — 0.8%
164,330	Harman International Industries, Inc.	13,923,681

Banks — 0.8%
414,700	Bank of New York Co., Inc.	13,780,481

Beverages — 5.0%
449,250	Fortune Brands, Inc.	33,244,500
723,350	PepsiCo., Inc.	43,733,741
313,300	The Coca-Cola Co.(a)	13,794,599

		90,772,840

Biotechnology — 3.5%
656,400	Amgen, Inc.*	44,366,076
608,584	MedImmune, Inc.*	19,365,143

		63,731,219

Broadcasting & Cable/Satellite TV — 1.9%
536,900	Univision Communications, Inc.*(a)	19,301,555
1,066,260	XM Satellite Radio Holdings, Inc.*	15,375,469

		34,677,024

Commercial Services — 5.5%
213,870	Iron Mountain, Inc.*	7,900,358
666,888	Moody’s Corp.	34,878,242
1,102,785	The McGraw-Hill Companies., Inc.(a)	56,903,706

		99,682,306

Computer Hardware — 1.2%
1,652,900	EMC Corp.*	21,157,120

Computer Services — 3.0%
1,176,120	First Data Corp.	54,230,893

Computer Software — 5.2%
676,380	Electronic Arts, Inc.*	28,455,307
2,857,100	Microsoft Corp.	64,713,315

		93,168,622

Drugs & Medicine — 3.1%
747,937	Pfizer, Inc.	17,696,190
958,200	Schering-Plough Corp.	18,263,292
444,000	Wyeth	20,308,560

		56,268,042

Financials — 5.2%
38,300	Chicago Mercantile Exchange Holdings, Inc.	16,901,790
208,100	Franklin Resources, Inc.	18,718,595
213,900	Merrill Lynch & Co., Inc.	15,488,499
305,300	Morgan Stanley	18,201,986

Shares	Description	Value
Common Stocks — (continued)
Financials — (continued)
1,475,700	The Charles Schwab Corp.	$24,585,162

		93,896,032

Foods — 1.5%
369,474	The Hershey Co.	21,026,765
120,815	Wm. Wrigley Jr. Co.	5,523,662

		26,550,427

Gaming/Lodging — 3.6%
1,142,500	Cendant Corp.	18,474,225
354,910	Harrah’s Entertainment, Inc.	26,987,357
554,020	Marriott International, Inc.	20,036,133

		65,497,715

Health Care Services — 0.7%
276,890	Omnicare, Inc.	12,836,620

Household/Personal Care — 1.2%
405,260	The Procter & Gamble Co.	21,985,355

Internet & Online — 5.0%
125,008	Google, Inc.*	46,480,475
1,351,800	Yahoo!, Inc.*	42,703,362

		89,183,837

Manufacturing — 1.1%
279,300	Rockwell Automation, Inc.	19,070,604

Medical Products — 4.8%
138,030	Fisher Scientific International, Inc.*	10,248,728
759,600	Medtronic, Inc.	38,352,204
554,826	Stryker Corp.	24,356,861
236,200	Zimmer Holdings, Inc.*	14,301,910

		87,259,703

Movies & Entertainment — 1.5%
537,440	Time Warner, Inc.	9,249,342
460,165	Viacom, Inc. Class B*	17,371,229

		26,620,571

Networking/Telecommunications Equipment — 3.5%
2,198,475	Cisco Systems, Inc.*	43,265,988
424,500	Motorola, Inc.	8,952,705
161,144	Research In Motion Ltd.*	10,456,634

		62,675,327

Oil & Gas — 7.7%
736,510	Canadian Natural Resources Ltd.	39,580,048
1,137,400	Chesapeake Energy Corp.	34,793,066
693,310	Suncor Energy, Inc.	56,248,240
173,720	Western Gas Resources, Inc.	8,514,017

		139,135,371

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil Well Services & Equipment — 6.2%
759,210	Baker Hughes, Inc.	$65,519,823
710,048	Schlumberger Ltd.	46,557,847

		112,077,670

Pharmacy Benefit Manager — 2.1%
497,673	Caremark Rx, Inc.*	23,873,374
266,100	Medco Health Solutions, Inc.*	14,342,790

		38,216,164

Producer Goods — 0.8%
195,070	W.W. Grainger, Inc.	14,076,251

Publishing — 1.5%
491,013	Lamar Advertising Co.*	26,770,029

Retailing — 6.6%
621,200	Lowe’s Companies, Inc.	38,688,336
749,200	Target Corp.	36,650,864
897,570	Wal-Mart Stores, Inc.	43,487,267

		118,826,467

Semiconductors — 5.2%
548,360	Intel Corp.	9,881,447
1,035,200	Linear Technology Corp.	34,938,000
1,072,200	QUALCOMM, Inc.	48,474,162

		93,293,609

Specialty Finance — 6.6%
353,200	American Express Co.	19,199,952
366,443	Fannie Mae	18,230,539
1,348,600	Freddie Mac	80,969,944

		118,400,435

Technology Services — 0.6%
184,040	Cognizant Technology Solutions Corp.*	10,858,360

Telecommunications — 3.0%
1,165,300	American Tower Corp.*(a)	36,089,341
346,765	Crown Castle International Corp.*	11,016,724
233,700	NeuStar, Inc.*	7,518,129

		54,624,194

TOTAL COMMON STOCKS		$1,802,899,017

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$1,802,899,017

Shares	Description	Value
Securities Lending Collateral — 1.8%
31,647,325	Boston Global Investment Trust - Enhanced Portfolio	$31,647,325

TOTAL INVESTMENTS — 101.8%		$1,834,546,342

Liabilities in excess of other assets — (1.8)%		(31,705,579)

NET ASSETS — 100.0%		$1,802,840,763

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

Additional information appears in the Additional Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,535,034,621

Gross unrealized gain	342,815,740
Gross unrealized loss	(43,304,019)

Net unrealized security gain	$299,511,721

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 99.3%
Aerospace & Defense — 1.4%
76,150	United Technologies Corp.	$4,760,898

Beverages — 4.9%
75,360	Fortune Brands, Inc.	5,576,640
180,220	PepsiCo., Inc.	10,896,101

		16,472,741

Biotechnology — 4.9%
163,890	Amgen, Inc.*	11,077,325
169,100	MedImmune, Inc.*	5,380,762

		16,458,087

Broadcasting & Cable/Satellite TV — 2.1%
143,897	Univision Communications, Inc.*	5,173,097
143,080	XM Satellite Radio Holdings, Inc.*	2,063,214

		7,236,311

Commercial Services — 4.7%
50,300	Moody’s Corp.	2,630,690
259,568	The McGraw-Hill Companies., Inc.	13,393,709

		16,024,399

Computer Hardware — 3.0%
198,500	Dell, Inc.*	5,037,930
403,470	EMC Corp.*	5,164,416

		10,202,346

Computer Services — 4.3%
319,960	First Data Corp.	14,753,356

Computer Software — 4.3%
130,640	Electronic Arts, Inc.*	5,496,025
400,870	Microsoft Corp.	9,079,705

		14,575,730

Drugs & Medicine — 1.4%
107,500	Wyeth	4,917,050

Financials — 2.4%
484,120	The Charles Schwab Corp.	8,065,439

Foods — 2.6%
69,900	The Hershey Co.	3,978,009
108,937	Wm. Wrigley Jr. Co.	4,980,600

		8,958,609

Gaming/Lodging — 3.6%
72,320	Harrah’s Entertainment, Inc.	5,499,213
188,940	Marriott International, Inc.	6,833,015

		12,332,228

Shares	Description	Value
Common Stocks — (continued)
Household/Personal Care — 0.8%
48,370	The Procter & Gamble Co.	$2,624,072

Internet & Online — 4.0%
16,930	Google, Inc.*	6,294,913
231,840	Yahoo!, Inc.*	7,323,825

		13,618,738

Medical Products — 9.9%
79,850	Fisher Scientific International, Inc.*	5,928,862
212,791	Medtronic, Inc.	10,743,818
190,060	St. Jude Medical, Inc.*	6,481,046
102,560	Stryker Corp.	4,502,384
98,700	Zimmer Holdings, Inc.*	5,976,285

		33,632,395

Movies & Entertainment — 2.3%
209,600	Time Warner, Inc.	3,607,216
112,587	Viacom, Inc. Class B*	4,250,159

		7,857,375

Networking/Telecommunications Equipment — 4.2%
355,650	Cisco Systems, Inc.*	6,999,192
241,020	Motorola, Inc.	5,083,112
32,840	Research In Motion Ltd.*	2,130,987

		14,213,291

Oil & Gas — 5.2%
221,100	Chesapeake Energy Corp.(a)	6,763,449
134,590	Suncor Energy, Inc.	10,919,287

		17,682,736

Oil Well Services & Equipment — 8.0%
129,130	Baker Hughes, Inc.	11,143,919
241,780	Schlumberger Ltd.	15,853,515

		26,997,434

Pharmacy Benefit Manager — 2.5%
87,600	Caremark Rx, Inc.*	4,202,172
77,840	Medco Health Solutions, Inc.*	4,195,576

		8,397,748

Publishing — 1.4%
86,140	Lamar Advertising Co.*	4,696,353

Retailing — 5.6%
116,180	Lowe’s Companies, Inc.	7,235,690
90,540	Target Corp.	4,429,217
148,250	Wal-Mart Stores, Inc.	7,182,713

		18,847,620

Semiconductors — 6.4%
146,060	Intel Corp.	2,632,001
200,340	Linear Technology Corp.	6,761,475

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors — (continued)
268,700	QUALCOMM, Inc.	$12,147,927

		21,541,403

Specialty Finance — 6.1%
68,950	American Express Co.	3,748,122
280,050	Freddie Mac(a)	16,814,202

		20,562,324

Telecommunications — 3.3%
148,830	American Tower Corp.*	4,609,265
210,030	Crown Castle International Corp.*	6,672,653

		11,281,918

TOTAL COMMON STOCKS		$336,710,601

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 0.8%
Joint Repurchase Agreement Account II
$2,600,000	5.044%	06/01/2006	$2,600,000
Maturity Value: $2,600,364

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$339,310,601

Shares	Description	Value
Securities Lending Collateral — 2.0%
6,846,600	Boston Global Investment Trust — Enhanced Portfolio	$6,846,600

TOTAL INVESTMENTS — 102.1%
		$346,157,201

Liabilities in excess of other assets — (2.1)%		(7,283,564)

NET ASSETS — 100.0%		$338,873,637

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2006.

Additional information appears in the Additional Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.04%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.05	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.04	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.04	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.05	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.05	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.05	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.57%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.00% to 8.50%, due 08/23/2006 to 05/1/2036; Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.88%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$307,675,078

Gross unrealized gain	48,544,293
Gross unrealized loss	(10,062,170)

Net unrealized security gain	$38,482,123

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.9%
Aerospace & Defense — 1.0%
28,150	United Technologies Corp.	$1,759,938

Beverages — 4.2%
125,240	PepsiCo., Inc.	7,572,010

Biotechnology — 4.1%
51,840	Amgen, Inc.*	3,503,866
124,710	MedImmune, Inc.*	3,968,272

		7,472,138

Broadcasting & Cable/Satellite TV — 5.3%
173,380	Univision Communications, Inc.*	6,233,011
231,510	XM Satellite Radio Holdings, Inc.*	3,338,374

		9,571,385

Commercial Services — 5.8%
204,450	The McGraw-Hill Companies., Inc.	10,549,620

Computer Hardware — 1.0%
135,660	EMC Corp.*	1,736,448

Computer Services — 5.7%
223,810	First Data Corp.	10,319,879

Computer Software — 5.4%
107,090	Electronic Arts, Inc.*	4,505,276
235,060	Microsoft Corp.	5,324,109

		9,829,385

Financials — 2.8%
302,700	The Charles Schwab Corp.	5,042,982

Foods — 1.2%
47,612	Wm. Wrigley Jr. Co.	2,176,821

Gaming/Lodging — 6.1%
252,740	Cendant Corp.	4,086,806
91,380	Harrah’s Entertainment, Inc.	6,948,535

		11,035,341

Internet & Online — 5.2%
12,460	Google, Inc.*	4,632,877
152,940	Yahoo!, Inc.*	4,831,375

		9,464,252

Medical Products — 5.4%
108,670	Medtronic, Inc.	5,486,748
98,300	Stryker Corp.	4,315,370

		9,802,118

Movies & Entertainment — 3.8%
157,820	Time Warner, Inc.	2,716,082

Shares	Description	Value
Common Stocks — (continued)
Movies & Entertainment — (continued)
110,745	Viacom, Inc. Class B*	$4,180,624

		6,896,706

Networking/Telecommunications Equipment — 3.4%
180,380	Cisco Systems, Inc.*	3,549,878
41,300	Research In Motion Ltd.*	2,679,957

		6,229,835

Oil & Gas — 3.9%
86,510	Suncor Energy, Inc.	7,018,556

Oil Well Services & Equipment — 8.2%
78,070	Baker Hughes, Inc.	6,737,441
123,620	Schlumberger Ltd.	8,105,764

		14,843,205

Pharmacy Benefit Manager — 2.9%
110,590	Caremark Rx, Inc.*	5,305,002

Retailing — 4.3%
59,120	Lowe’s Companies, Inc.	3,681,994
86,040	Target Corp.	4,209,077

		7,891,071

Semiconductors — 5.8%
125,192	Linear Technology Corp.	4,225,230
137,420	QUALCOMM, Inc.	6,212,758

		10,437,988

Specialty Finance — 8.6%
71,610	American Express Co.	3,892,720
194,250	Freddie Mac	11,662,770

		15,555,490

Telecommunications — 4.8%
167,970	American Tower Corp.*	5,202,031
109,890	Crown Castle International Corp.*	3,491,205

		8,693,236

TOTAL COMMON STOCKS		$179,203,406

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 98.9%
		$179,203,406

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 3.4%
Joint Repurchase Agreement Account II
$6,200,000	5.044%	06/01/2006	$6,200,000
Maturity Value: $6,200,869

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

TOTAL INVESTMENTS — 102.3%	$185,403,406

Liabilities in excess of other assets — (2.3)%	(4,087,119)

NET ASSETS — 100.0%	$181,316,287

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2006.

Additional information appears in the Additional Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $6,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.04%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.05	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.04	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.04	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.05	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.05	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.05	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.57%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.00% to 8.50%, due 08/23/2006 to 05/1/2036; Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.88%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$170,656,826

Gross unrealized gain	22,002,645
Gross unrealized loss	(7,256,065)

Net unrealized security gain	$14,746,580

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Aerospace & Defense — 1.9%
559,450	Alliant Techsystems, Inc.*(a)	$43,670,667

Apparel/Shoes — 2.7%
1,218,849	Chico’s FAS, Inc.*	36,528,904
1,313,100	Urban Outfitters, Inc.*	24,384,267

		60,913,171

Audio & Visual Equipment — 2.0%
535,739	Harman International Industries, Inc.	45,393,165

Audio Technology — 0.7%
717,098	Dolby Laboratories, Inc.*	15,833,524

Auto Parts & Related — 1.5%
2,275,164	Gentex Corp.	32,967,126

Banks — 1.3%
342,430	Commerce Bancorp, Inc.(a)	13,454,075
615,342	TCF Financial Corp.	16,429,631

		29,883,706

Beverages — 2.3%
686,517	Fortune Brands, Inc.	50,802,258

Biotechnology — 1.6%
1,129,019	MedImmune, Inc.*	35,925,385

Broadcasting & Cable/Satellite TV — 3.3%
3,780,480	Entravision Communications Corp.*	29,714,573
412,255	Univision Communications, Inc.*	14,820,567
2,047,943	XM Satellite Radio Holdings, Inc.*	29,531,338

		74,066,478

Commercial Services — 4.1%
850,028	Alliance Data Systems Corp.*	45,110,986
143,618	Bankrate, Inc.*(a)	6,541,800
189,700	Chicago Bridge & Iron Co. NV	4,302,396
651,221	Iron Mountain, Inc.*	24,056,104
409,031	Suntech Power Holdings Co., Ltd. ADR*	11,526,493

		91,537,779

Computer Hardware — 0.6%
371,600	Jabil Circuit, Inc.	12,939,112

Computer Services — 5.2%
1,759,789	Ceridian Corp.*	42,815,666
733,015	ChoicePoint, Inc.*	32,626,498
1,154,275	MoneyGram International, Inc.	40,376,539

		115,818,703

Shares	Description	Value
Common Stocks — (continued)
Computer Software — 4.1%
2,942,564	Activision, Inc.*	$38,459,311
1,030,525	Cognos, Inc.*	31,595,897
537,649	NAVTEQ*	22,446,846

		92,502,054

Consumer Services — 0.9%
698,726	VCA Antech, Inc.*	21,045,627

Drugs & Medicine — 1.2%
970,551	OSI Pharmaceuticals, Inc.*(a)	27,777,170

Electrical Equipment — 1.2%
1,153,636	Dresser-Rand Group, Inc.*	27,871,846

Foods — 1.4%
569,428	The Hershey Co.(a)	32,406,147

Gaming/Lodging — 2.0%
291,500	Harrah’s Entertainment, Inc.(a)	22,165,660
468,945	Hilton Hotels Corp.	12,877,230
121,793	Marriott International, Inc.	8,809,287

		43,852,177

Health Care Services — 2.7%
636,086	Covance, Inc.*	37,573,600
500,896	Omnicare, Inc.	23,221,539

		60,795,139

Housewares — 1.8%
1,135,831	Williams-Sonoma, Inc.	41,060,291

Insurance — 1.4%
924,745	Willis Group Holdings Ltd.	32,134,889

Internet & Online — 1.0%
2,459,549	CNET Networks, Inc.*	21,545,649

Manufacturing — 5.7%
962,330	American Standard Companies, Inc.	40,889,402
147,400	ITT Industries, Inc.	7,686,910
934,861	Pentair, Inc.	31,934,852
710,365	Rockwell Automation, Inc.	48,503,722

		129,014,886

Medical Products — 5.8%
449,208	Advanced Medical Optics, Inc.*	20,358,107
640,036	C.R. Bard, Inc.	47,369,064
304,396	Fisher Scientific International, Inc.*(a)	22,601,403
1,139,500	St. Jude Medical, Inc.*	38,856,950

		129,185,524

Medical Supplies — 1.7%
955,587	Charles River Laboratories International, Inc.*	38,261,703

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Networking/Telecommunications Equipment — 2.6%
1,055,700	FLIR Systems, Inc.*(a)	$26,952,021
492,260	Research In Motion Ltd.*	31,942,751

		58,894,772

Oil & Gas — 3.0%
348,900	Chesapeake Energy Corp.(a)	10,672,851
872,500	Newfield Exploration Co.*	37,281,925
527,033	Quicksilver Resources, Inc.*(a)	18,483,047

		66,437,823

Oil Well Services & Equipment — 7.7%
994,672	Cameron International Corp.*	46,650,117
789,552	Grant Prideco, Inc.*	37,930,078
1,107,805	Smith International, Inc.	45,375,693
846,077	Weatherford International Ltd.*	44,029,847

		173,985,735

Other Consumer Discretionary — 1.5%
818,424	Weight Watchers International, Inc.	34,275,597

Other Technology — 3.8%
864,653	Amphenol Corp.	48,031,474
1,349,644	Cogent, Inc.*(a)	20,946,475
490,817	Zebra Technologies Corp.*(a)	17,330,748

		86,308,697

Producer Goods — 2.0%
625,175	W.W. Grainger, Inc.	45,112,628

Publishing — 2.3%
124,500	Getty Images, Inc.*	8,175,915
809,734	Lamar Advertising Co.*(a)	44,146,698

		52,322,613

Restaurants — 1.1%
618,658	P.F. Chang’s China Bistro, Inc.*(a)	25,618,628

Retailing — 1.0%
578,972	Advance Auto Parts, Inc.	22,070,413

Semi Capital — 2.7%
755,817	FormFactor, Inc.*	29,280,351
1,072,394	Tessera Technologies, Inc.*	30,284,406

		59,564,757

Semiconductors — 5.1%
462,300	Advanced Micro Devices, Inc.*	14,280,447
178,500	Broadcom Corp.*	6,035,085
1,477,482	Linear Technology Corp.	49,865,018

Shares	Description	Value
Common Stocks — (continued)
Semiconductors — (continued)
213,475	Marvell Technology Group Ltd.*	$10,176,353
322,353	Microchip Technology, Inc.	11,056,708
892,041	Xilinx, Inc.(a)	23,193,066

		114,606,677

Technology Services — 1.8%
692,113	Cognizant Technology Solutions Corp.*	40,834,667

Telecommunications — 4.4%
665,159	American Tower Corp.*	20,599,974
1,272,650	Crown Castle International Corp.*	40,432,091
1,162,917	NeuStar, Inc.*(a)	37,411,040

		98,443,105

TOTAL COMMON STOCKS		$2,185,680,288

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.9%
Joint Repurchase Agreement Account II
$64,700,000	5.044%	06/01/06	$64,700,000
Maturity Value: $64,709,065

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,250,380,288

Shares	Description	Value
Securities Lending Collateral — 8.7%
195,662,468	Boston Global Investment Trust — Enhanced Portfolio	$195,662,468

TOTAL INVESTMENTS — 108.7%		$2,446,042,756

Liabilities in excess of other assets — (8.7)%		(195,882,698)

NET ASSETS — 100.0%		$2,250,160,058

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on May 31, 2006.

Additional information appears in the Additional Notes to the Schedule of Investments section.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: ADR — American Depositary Receipt

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $64,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.04%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.05	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.04	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.04	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.05	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.05	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.05	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.57%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.00% to 8.50%, due 08/23/2006 to 05/1/2036; Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.88%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,317,141,971

Gross unrealized gain	266,293,237
Gross unrealized loss	(137,392,452)

Net unrealized security gain	$128,900,785

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.9%
Aerospace/Defense — 1.2%
13,300	Alliant Techsystems, Inc.*	$1,038,198

Apparel/Shoes — 2.2%
34,810	Chico’s FAS, Inc.*	1,043,256
48,430	Urban Outfitters, Inc.*	899,345

		1,942,601

Audio & Visual Equipment — 1.1%
11,260	Harman International Industries, Inc.	954,060

Audio Technology — 1.1%
42,820	Dolby Laboratories, Inc.*	945,466

Auto Parts & Related — 0.8%
46,570	Gentex Corp.	674,799

Autos — 0.6%
30,190	Wabash National Corp.	507,192

Banks — 1.5%
21,700	Bancshares of Florida, Inc.*(a)	477,400
22,080	Commerce Bancorp, Inc.	867,523

		1,344,923

Biotechnology — 1.9%
49,796	Anadys Pharmaceuticals Inc.*	511,405
35,000	PDL BioPharma, Inc.*	708,750
53,500	Vanda Pharmaceuticals, Inc.*(a)	479,895

		1,700,050

Broadcasting & Cable/Satellite TV — 1.2%
141,870	Entravision Communications Corp.*	1,115,098

Chemicals — 0.3%
18,000	Matrixx Initiatives, Inc.*	268,560

Commercial Services — 7.2%
20,040	Alliance Data Systems Corp.*	1,063,523
8,300	Bankrate, Inc.*	378,065
28,770	Bright Horizons Family Solutions, Inc.*	1,024,212
15,830	Iron Mountain, Inc.*	584,760
34,280	LoJack Corp.*	605,042
41,300	Option Care, Inc.	465,451
36,460	Rollins, Inc.	718,262
17,000	Suntech Power Holdings Co., Ltd. ADR*	479,060
36,640	Wright Express Corp.*	1,078,682

		6,397,057

Computer Hardware — 2.3%
13,900	Avocent Corp.*	316,086
23,590	Coinstar, Inc.*	553,893
76,320	Mobility Electronics, Inc.*	545,688

Shares	Description	Value
Common Stocks — (continued)
Computer Hardware — (continued)
47,240	Sigma Designs, Inc.*(a)	$656,636

		2,072,303

Computer Services — 4.3%
38,370	Ceridian Corp.*	933,542
24,340	ChoicePoint, Inc.*	1,083,373
28,450	MoneyGram International, Inc.	995,181
38,050	SBA Communications Corp*	870,965

		3,883,061

Computer Software — 2.8%
78,720	Activision, Inc.*	1,028,870
29,400	Cognos, Inc.*	901,404
13,870	NAVTEQ*	579,073

		2,509,347

Consumer Services — 2.7%
21,900	Ritchie Bros. Auctioneers, Inc.	1,292,100
38,400	VCA Antech, Inc.*	1,156,608

		2,448,708

Drugs & Medicine — 4.6%
15,100	Alexion Pharmaceuticals, Inc.*	490,901
27,500	Connetics Corp.*	323,125
14,800	ICOS Corp.*	300,736
45,500	Northstar Neuroscience, Inc.*	621,530
109,190	OraSure Technologies, Inc.*	953,228
33,940	OSI Pharmaceuticals, Inc.*	971,363
19,400	Progenics Pharmaceuticals, Inc.*	411,474

		4,072,357

Electrical Equipment — 1.6%
36,700	Dresser-Rand Group, Inc.*	886,672
74,350	Symmetricom, Inc.*	539,038

		1,425,710

Financials — 3.6%
16,300	Eaton Vance Corp.	432,276
22,620	Federated Investors, Inc. Class B	726,555
22,220	Nuveen Investments	997,900
37,455	Raymond James Financial, Inc.	1,097,806

		3,254,537

Gaming/Lodging — 3.1%
19,000	Four Seasons Hotels, Inc.	1,174,580
26,150	Orient-Express Hotels Ltd.	1,003,114

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Gaming/Lodging — (continued)
8,680	Station Casinos, Inc.	$633,640

		2,811,334

Health Care Services — 1.1%
16,950	Covance, Inc.*	1,001,237

Hospitals & Related — 2.5%
19,960	Nighthawk Radiology Holdings, Inc.*(a)	369,260
38,380	Psychiatric Solutions, Inc.*	1,128,372
34,720	Symbion, Inc.*	761,757

		2,259,389

Household/Personal Care — 1.9%
17,700	Central Garden & Pet Co.*	741,099
26,610	Chattem, Inc.*	933,479

		1,674,578

Housewares — 1.1%
28,210	Williams-Sonoma, Inc.	1,019,792

Internet & Online — 0.6%
60,340	CNET Networks, Inc.*	528,578

Leisure — 0.6%
12,240	Life Time Fitness, Inc.*	559,980

Manufacturing — 4.7%
50,400	Imax Corp.*(a)	462,339
16,200	Kennametal, Inc.	968,760
23,640	Pentair, Inc.	807,542
21,270	Roper Industries, Inc.	996,287
27,280	Watts Water Technologies, Inc.	935,159

		4,170,087

Medical Products — 4.9%
20,950	Advanced Medical Optics, Inc.*	949,454
19,300	ArthroCare Corp.*	815,232
48,740	Cytyc Corp.*	1,280,887
17,600	Gen-Probe, Inc.*	950,400
33,300	Natus Medical, Inc.*	415,251

		4,411,224

Medical Supplies — 1.0%
22,860	Charles River Laboratories International, Inc.*	915,314

Movies & Entertainment — 0.6%
25,900	LodgeNet Entertainment Corp.*	489,769

Networking/Telecommunications Equipment — 0.8%
27,610	FLIR Systems, Inc.*	704,883

Oil & Gas — 3.3%
54,040	OPTI Canada, Inc.*	1,122,992

Shares	Description	Value
Common Stocks — (continued)
Oil & Gas — (continued)
25,500	Quicksilver Resources, Inc.*	$894,285
19,000	Western Gas Resources, Inc.	931,190

		2,948,467

Oil Well Services & Equipment — 7.0%
18,880	Cameron International Corp.*	885,472
13,220	CARBO Ceramics, Inc.	664,569
11,090	FMC Technologies, Inc.*	740,147
22,240	Grant Prideco, Inc.*	1,068,409
169,700	UTS Energy Corp*	1,121,576
16,190	W-H Energy Services, Inc.*	912,145
33,981	Warrior Energy Service Corp.*	890,982

		6,283,300

Other Consumer Discretionary — 1.0%
21,050	Weight Watchers International, Inc.	881,574

Other Producer Goods & Services — 1.3%
27,400	Delta Petroleum Corp.*	471,280
65,110	TurboChef Technologies, Inc.*(a)	728,581

		1,199,861

Other Technology — 2.7%
21,550	Amphenol Corp.	1,197,102
40,560	Cogent, Inc.*(a)	629,491
17,560	Zebra Technologies Corp.*	620,044

		2,446,637

Producer Goods — 1.8%
14,630	Fastenal Co.	629,090
14,170	W.W. Grainger, Inc.	1,022,507

		1,651,597

Publishing — 2.1%
12,550	Getty Images, Inc.*	824,158
18,900	Lamar Advertising Co.*	1,030,428

		1,854,586

Restaurants — 3.4%
8,800	Chipotle Mexican Grill, Inc.*	508,376
23,880	P.F. Chang’s China Bistro, Inc.*(a)	988,871
7,790	Panera Bread Co.*	504,480
74,020	Texas Roadhouse, Inc.*	1,007,412

		3,009,139

Retailing — 3.8%
13,900	Advance Auto Parts, Inc.	529,868
23,180	Blue Nile, Inc.*(a)	693,082

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
17,800	GameStop Corp.*(a)	$764,332
11,970	Select Comfort Corp.*(a)	392,137
19,090	Tractor Supply Co.*	1,061,595

		3,441,014

Semi Capital — 3.6%
40,540	Eagle Test Systems, Inc.*	595,938
28,650	FormFactor, Inc.*	1,109,901
54,290	Tessera Technologies, Inc.*	1,533,150

		3,238,989

Semiconductors — 1.4%
24,310	Microchip Technology, Inc.	833,833
41,650	PMC-Sierra, Inc.*(a)	401,506

		1,235,339

Technology Services — 0.6%
38,200	TradeStation Group, Inc.*	531,362

Telecommunications — 3.0%
34,040	Crown Castle International Corp.*	1,081,451
26,400	Heartland Payment Systems, Inc.*(a)	701,712
27,570	NeuStar, Inc.*	886,927

		2,670,090

TOTAL COMMON STOCKS		$88,492,147

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.1%
Joint Repurchase Agreement Account II
$1,000,000	5.044%	06/01/2006	$1,000,000
Maturity Value: $1,000,140

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $92,978,951)			$89,492,147

Shares	Description	Value
Securities Lending Collateral — 7.4%
6,664,400	Boston Global Investment Trust — Enhanced Portfolio	$6,664,400

TOTAL INVESTMENTS — 107.4%		$96,156,547

Liabilities in excess of other assets — (7.4)%		(6,643,406)

NET ASSETS — 100.0%		$89,513,141

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on May 31, 2006.

Additional information appears in the Additional Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation:
ADR—American Depositary Receipt

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.04%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.05	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.04	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.04	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.05	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.05	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.05	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.57%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.00% to 8.50%, due 08/23/2006 to 05/1/2036; Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.88%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$99,643,351

Gross unrealized gain	3,828,561
Gross unrealized loss	(7,315,365)

Net unrealized security loss	$(3,486,804)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date July 31, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.